Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Held-to-maturity securities
Amortized cost	$ 3,400,000	$ 3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	3,400,000	3,400,000
Available-for-sale securities
Amortized cost	4,254,960,000	3,054,289,000
Gross unrealized gains	17,197,000	35,832,000
Gross unrealized losses	(58,237,000)	(9,353,000)
Available for sale debt securities	4,213,920,000	3,080,768,000
Total Amortized cost	4,254,960,000	3,054,289,000
Available for sale debt securities and equity securities	4,213,920,000
Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities and equity securities	4,213,920,000	3,080,768,000
Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities and equity securities	4,213,920,000	3,080,768,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	4,213,441,000	3,006,592,000
Gross unrealized gains	14,159,000	32,701,000
Gross unrealized losses	(58,237,000)	(9,339,000)
Residential mortgage-backed securities | Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	4,169,363,000	3,029,954,000
Residential mortgage-backed securities | Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	4,169,363,000	3,029,954,000
US Government Corporations and Agencies Securities [Member]
Available-for-sale securities
Available for sale debt securities	824,474,000	371,407
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities
Available for sale debt securities	3,344,889,000	2,658,247
States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities
Amortized cost	41,519,000	47,697,000
Gross unrealized gains	3,038,000	3,131,000
Gross unrealized losses		(14,000)
States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	44,557,000	50,814,000
States and Political Subdivisions Debt Securities [Member] | Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	44,557,000	50,814,000
Other Debt Obligations [Member]
Held-to-maturity securities
Amortized cost	3,400,000	3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	$ 3,400,000	$ 3,400,000